Responses to N-CEN for 12/31 Funds for the period ending December 31, 2018

First Investors Life Series Funds

Item B.15.a.i

The First Investors Life Series Funds relied on the manager of managers exemptive order issued to it by the Securities and Exchange Commission on June 20, 2017, Release No. 27868 when it hired Muzinich & Co, Inc. as a subadvisor to a portion of the assets in the First Investors Life Series Balanced Income Fund, First Investors Life Series Investment Grade Fund, First Investors Life Series Limited Duration Bond Fund and First Investors Life Series Total Return Fund. Pursuant to the order, the First Investors Life Series Funds sent a Notice of Availability of Information Statement to shareholders of the above mentioned funds as of a record date and made the Information Statement available via an internet website. The notice and the information statement were filed with the Securities and Exchange Commission via EDGAR on April 30, 2018 (Accession Nos. 0000898432-18-000503 and 0000898432-18-000498, respectively).